Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 2,148	€ 6,267
Other prepaid expenses	2,076	1,341
Other assets	383	738
Total	€ 4,607	€ 8,346